Discontinued Operations - Reconciliation of Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations
Total assets of discontinued operations, current	$ 72,180	$ 77,099
Intangible assets, net		(4,065)
Total assets of discontinued operations, non-current	44,243	71,703
Accrued and other current liabilities, current		11,480
Total liabilities of discontinued operations, current		11,480
Other liabilities - non-current		9,000
Total liabilities of discontinued operations, non-current		9,000
Discontinued Operations held for sale
Discontinued Operations
Inventory	65,887	60,511
Prepaid manufacturing	4,983	12,627
Other prepaids and current assets	1,310	3,961
Total assets of discontinued operations, current	72,180	77,099
Property and equipment, net	261
Inventory, non-current	43,776	67,033
Intangible assets, net		4,065
Other assets, non-current	206	605
Total assets of discontinued operations, non-current	44,243	71,703
Total assets of discontinued operations	$ 116,423	148,802
Accrued and other current liabilities, current		11,480
Total liabilities of discontinued operations, current		11,480
Other liabilities - non-current		9,000
Total liabilities of discontinued operations, non-current		9,000
Total liabilities of discontinued operations		$ 20,480